   As filed with the Securities and Exchange Commission on November 3, 2014

                                                           File Nos. 333-162586
                                                                      811-04001

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [_]

                        Pre-Effective Amendment No. [_]

                       Post-Effective Amendment No.8 [X]

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. 217 [X]
                       (Check Appropriate Box or Boxes)

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                          (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

                   200 PARK AVENUE, NEW YORK, NEW YORK 10166
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (212) 578-3067
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------

                           RICARDO A. ANZALDUA, ESQ.
                 EXECUTIVE VICE-PRESIDENT AND GENERAL COUNSEL
                      METROPOLITAN LIFE INSURANCE COMPANY
                                200 PARK AVENUE
                           NEW YORK, NEW YORK 10166
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

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                               -----------------

                                  COPIES TO:

                               W. Thomas Conner

                                Reed Smith LLP

                              1301 K Street, N.W.

                             Suite 1100-East Tower

                          Washington, D.C. 20005-331

                (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[_] immediately upon filing pursuant to paragraph (b) of Rule 485.

[X] on November 17, 2014 pursuant to paragraph (b) of Rule 485.

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[_] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Title of Securities Registered: Individual Variable Annuity Contracts

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NOTE

This registration statement incorporates herein by reference the Prospectus and Statement of Additional Information each dated April 28, 2014 (File Nos. 333-162586/811-04001) filed on April 10, 2014 pursuant to Rule 485(b).

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                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of New York, and state of New York, on this 3rd day of November, 2014.

METROPOLITAN LIFE SEPARATE ACCOUNT E
(Registrant)

By:  METROPOLITAN LIFE INSURANCE COMPANY

By:  /s/ Paul G. Cellupica
     ------------------------------------------
     Paul G. Cellupica
     Executive Vice President and Chief Counsel

METROPOLITAN LIFE INSURANCE COMPANY
(Depositor)

By:  /s/ Paul G. Cellupica
     ------------------------------------------
     Paul G. Cellupica
     Executive Vice President and Chief Counsel

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on November 3, 2014.

/s/ Steven A. Kandarian*            Chairman of the Board, President and Chief
----------------------------        Executive Officer
Steven A. Kandarian

/s/ John C.R. Hele*                 Executive Vice President and Chief Financial
----------------------------        Officer
John C.R. Hele

/s/ Peter M. Carlson*               Executive Vice President, Finance Operations
----------------------------        and Chief Accounting Officer
Peter M. Carlson

/s/ Cheryl W. Grise*                Director
----------------------------
Cheryl W. Grise

/s/ Carlos Miguel Gutierrez*        Director
----------------------------
Carlos Miguel Gutierrez

/s/ R. Glenn Hubbard*               Director
----------------------------
R. Glenn Hubbard

/s/ John M. Keane*                  Director
----------------------------
John M. Keane


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/s/ Alfred F. Kelly, Jr.*           Director
----------------------------
Alfred F. Kelly, Jr.

/s/ William E. Kennard*             Director
----------------------------
William E. Kennard

/s/ James M. Kilts*                 Director
----------------------------
James M. Kilts

/s/ Catherine R. Kinney*            Director
----------------------------
Catherine R. Kinney

/s/ Hugh B. Price*                  Director
----------------------------
Hugh B. Price

/s/ Denise M. Morrison*             Director
----------------------------
Denise M. Morrison

/s/ Kenton J. Sicchitano*           Director
----------------------------
Kenton J. Sicchitano

/s/ Lulu C. Wang*                   Director
----------------------------
Lulu C. Wang

*By: /s/ Michele H. Abate
     ----------------------------------
     Michele H. Abate, Attorney-In-Fact
     November 3, 2014


* Metropolitan Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File Nos. 333-162586/811-04001) filed as Exhibit 13 on April 10, 2014.